SoFi Select 500 ETF

Schedule of Investments

May 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc. (a)	1,223	$89,817
The Trade Desk, Inc. - Class A (b)	5,636	423,940
		513,757

Aerospace & Defense - 1.5%
General Dynamics Corp.	2,035	566,727
General Electric Co.	4,214	1,036,265
Howmet Aerospace, Inc.	3,251	552,312
L3Harris Technologies, Inc.	1,520	371,397
Lockheed Martin Corp.	1,488	717,781
Northrop Grumman Corp.	1,174	569,120
RTX Corp.	15,014	2,049,111
The Boeing Co. (b)	2,758	571,789
TransDigm Group, Inc.	544	798,826
		7,233,328

Agriculture - 0.6%
Altria Group, Inc.	10,094	611,797
Archer-Daniels-Midland Co.	2,262	109,187
Bunge Global SA	721	56,346
Philip Morris International, Inc.	11,250	2,031,638
		2,808,968

Airlines - 0.1%
Delta Air Lines, Inc.	4,304	208,270
Southwest Airlines Co. (a)	3,534	117,965
United Airlines Holdings, Inc. (b)	2,157	171,363
		497,598

Apparel - 0.1%
Deckers Outdoor Corp. (b)	1,320	139,286
Nike, Inc. - Class B	6,213	376,446
		515,732

Auto Manufacturers - 1.4%
Cummins, Inc.	2,314	743,905
Ford Motor Co.	29,601	307,258
General Motors Co.	6,851	339,878
PACCAR, Inc.	3,212	301,446
Tesla, Inc. (b)	14,928	5,171,955
		6,864,442

Banks - 3.9%
Bank of America Corp.	49,968	2,205,088
Citigroup, Inc.	13,932	1,049,358
Citizens Financial Group, Inc.	2,494	100,633
Fifth Third Bancorp	5,557	212,222
First Citizens BancShares, Inc. - Class A	65	120,177
Huntington Bancshares, Inc.	11,659	182,230
JPMorgan Chase & Co.	25,561	6,748,104
KeyCorp	10,741	170,352
M&T Bank Corp.	1,288	235,240
Morgan Stanley	10,318	1,321,014
Northern Trust Corp.	2,954	315,310
Regions Financial Corp. (a)	5,696	122,122
State Street Corp.	3,182	306,363
The Bank of New York Mellon Corp.	7,027	622,662
The Goldman Sachs Group, Inc.	2,831	1,699,874
The PNC Financial Services Group, Inc.	2,537	440,956
Truist Financial Corp.	23,811	940,535
U.S. Bancorp	10,169	443,267

Wells Fargo & Co.	20,823	1,557,144
		18,792,651

Beverages - 0.8%
Brown-Forman Corp. - Class B (a)	2,007	66,914
Constellation Brands, Inc. - Class A (a)	1,118	199,328
Keurig Dr Pepper, Inc.	7,954	267,811
Monster Beverage Corp. (b)	4,861	310,861
PepsiCo, Inc.	8,380	1,101,551
The Coca-Cola Co.	23,909	1,723,839
		3,670,304

Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (b)	1,486	452,576
Amgen, Inc.	5,652	1,628,793
Biogen, Inc. (b)	774	100,457
BioMarin Pharmaceutical, Inc. (b)	2,678	155,511
Corteva, Inc.	4,575	323,910
Gilead Sciences, Inc.	27,048	2,977,444
Illumina, Inc. (b)	1,167	95,974
Incyte Corp. (b)	2,459	159,983
Moderna, Inc. (a)(b)	1,317	34,980
Regeneron Pharmaceuticals, Inc.	808	396,146
Royalty Pharma PLC - Class A	2,354	77,400
Vertex Pharmaceuticals, Inc. (b)	4,458	1,970,659
		8,373,833

Building Materials - 0.5%
Builders FirstSource, Inc. (b)	526	56,640
Carrier Global Corp.	4,607	328,018
CRH PLC	3,986	363,364
Johnson Controls International PLC	3,165	320,836
Lennox International, Inc.	251	141,677
Martin Marietta Materials, Inc. (a)	444	243,112
Masco Corp.	1,252	78,150
Owens Corning	525	70,324
Trane Technologies PLC	1,754	754,693
Vulcan Materials Co.	775	205,429
		2,562,243

Chemicals - 0.8%
Air Products and Chemicals, Inc.	1,224	341,386
CF Industries Holdings, Inc.	720	65,311
Dow, Inc. (a)	4,130	114,566
DuPont de Nemours, Inc.	4,253	284,101
Ecolab, Inc.	1,894	503,084
International Flavors & Fragrances, Inc.	2,941	225,163
Linde PLC	2,934	1,371,880
LyondellBasell Industries NV - Class A	1,506	85,074
PPG Industries, Inc.	1,462	161,990
RPM International, Inc.	779	88,681
The Sherwin-Williams Co.	1,319	473,270
		3,714,506

Commercial Services - 1.6%
Automatic Data Processing, Inc.	2,559	833,031
Block, Inc. - Class A (b)	13,924	859,807
Booz Allen Hamilton Holding Corp.	1,206	128,137
Cintas Corp.	2,335	528,877
Corpay, Inc. (b)	446	144,999
Equifax, Inc.	873	230,638
Global Payments, Inc.	2,271	171,710
Moody’s Corp. (a)	1,634	783,209
PayPal Holdings, Inc. (b)	7,138	501,659
Quanta Services, Inc.	1,324	453,549
Rollins, Inc.	2,446	140,034
S&P Global, Inc.	2,924	1,499,603

Toast, Inc. - Class A (b)	14,133	596,130
TransUnion	3,211	274,958
United Rentals, Inc.	554	392,443
Verisk Analytics, Inc.	841	264,192
		7,802,976

Computers - 6.2%
Accenture PLC - Class A	3,886	1,231,163
Amentum Holdings, Inc. (b)	55	1,132
Apple, Inc.	96,949	19,472,207
Cognizant Technology Solutions Corp. - Class A	2,802	226,934
Crowdstrike Holdings, Inc. - Class A (b)	6,047	2,850,374
Dell Technologies, Inc. - Class C	2,072	230,551
Fortinet, Inc. (b)	5,511	560,910
Gartner, Inc. (b)	496	216,464
Hewlett Packard Enterprise Co.	8,444	145,912
HP, Inc.	5,261	130,999
International Business Machines Corp.	5,380	1,393,743
Leidos Holdings, Inc.	2,383	353,923
NetApp, Inc.	1,172	116,216
Okta, Inc. - Class A (a)(b)	4,128	425,886
Pure Storage, Inc. - Class A (a)(b)	4,488	240,512
Seagate Technology Holdings PLC	3,117	367,619
Super Micro Computer, Inc. (a)(b)	10,284	411,566
Western Digital Corp.	5,990	308,784
Zscaler, Inc. (b)	2,704	745,493
		29,430,388

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	5,328	495,184
Kenvue, Inc.	12,257	292,575
The Estee Lauder Co., Inc. - Class A	1,597	106,903
The Procter & Gamble Co.	14,208	2,413,797
		3,308,459

Distribution & Wholesale - 0.2%
Copart, Inc. (b)	5,537	285,045
Fastenal Co. (a)	6,592	272,513
W.W. Grainger, Inc.	266	289,291
Watsco, Inc.	221	98,029
		944,878

Diversified Financial Services - 3.9%
American Express Co.	4,582	1,347,337
Ameriprise Financial, Inc.	777	395,679
Apollo Global Management, Inc.	1,745	228,054
Ares Management Corp. - Class A (a)	1,556	257,518
Blackrock, Inc.	1,353	1,325,791
Capital One Financial Corp.	4,846	916,621
Cboe Global Markets, Inc.	637	145,949
CME Group, Inc. - Class A	2,841	821,049
Coinbase Global, Inc. - Class A (b)	5,777	1,424,724
Interactive Brokers Group, Inc. - Class A	1,061	222,471
Intercontinental Exchange, Inc.	4,970	893,606
LPL Financial Holdings, Inc. (a)	612	236,942
Mastercard, Inc. - Class A	6,280	3,677,568
Nasdaq, Inc.	4,964	414,693
Raymond James Financial, Inc.	1,307	192,103
Synchrony Financial	4,304	248,126
T. Rowe Price Group, Inc. (a)	1,346	125,972
The Charles Schwab Corp.	10,993	971,122
Tradeweb Markets, Inc. - Class A	1,496	216,097
Visa, Inc. - Class A	12,991	4,744,183
		18,805,605

Electric - 1.7%
Alliant Energy Corp.	1,413	87,931

Ameren Corp.	1,305	126,428
American Electric Power Co., Inc.	3,768	389,950
CenterPoint Energy, Inc.	3,226	120,136
CMS Energy Corp.	1,501	105,415
Consolidated Edison, Inc.	1,845	192,784
Constellation Energy Corp.	2,608	798,439
Dominion Energy, Inc.	5,537	313,782
DTE Energy Co.	844	115,333
Duke Energy Corp.	4,927	580,007
Edison International	2,439	135,730
Entergy Corp.	2,013	167,643
Evergy, Inc.	1,238	82,216
Eversource Energy	5,259	340,836
Exelon Corp.	8,044	352,488
FirstEnergy Corp.	4,994	209,448
NextEra Energy, Inc.	14,248	1,006,479
NRG Energy, Inc.	3,366	524,759
PG&E Corp.	15,741	265,708
PPL Corp.	4,348	151,093
Public Service Enterprise Group, Inc.	2,590	209,868
Sempra (a)	2,655	208,657
The Southern Co.	7,468	672,120
Vistra Corp.	3,813	612,253
WEC Energy Group, Inc.	1,654	177,706
Xcel Energy, Inc.	2,700	189,270
		8,136,479

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	1,388	248,091
Eaton Corp. PLC	2,783	891,117
Emerson Electric Co.	4,414	526,943
		1,666,151

Electronics - 0.8%
Amphenol Corp. - Class A	15,802	1,421,074
Fortive Corp.	2,656	186,425
Garmin Ltd.	1,643	333,480
Honeywell International, Inc.	4,348	985,561
Hubbell, Inc. (a)	435	169,467
Keysight Technologies, Inc. (b)	955	149,973
Mettler-Toledo International, Inc. (b)	130	150,218
TE Connectivity PLC	1,665	266,516
		3,662,714

Energy - Alternate Sources - 0.1%
First Solar, Inc. (b)	1,522	240,598

Engineering & Construction - 0.1%
EMCOR Group, Inc.	433	204,316
Jacobs Solutions, Inc.	901	113,796
		318,112

Entertainment - 0.4%
DraftKings, Inc. - Class A (b)	8,014	287,542
Flutter Entertainment PLC (b)	4,868	1,230,144
Live Nation Entertainment, Inc. (a)(b)	1,654	226,912
		1,744,598

Environmental Control - 0.3%
Pentair PLC	950	94,221
Republic Services, Inc.	1,398	359,692
Veralto Corp.	1,502	151,747
Waste Management, Inc.	3,288	792,309
		1,397,969

Food - 0.5%
Conagra Brands, Inc.	2,973	68,052

General Mills, Inc.	2,970	161,152
Kellanova	1,416	117,004
McCormick & Co., Inc.	1,564	113,750
Mondelez International, Inc. - Class A	7,175	484,241
Sprouts Farmers Market, Inc. (b)	924	159,723
Sysco Corp.	2,938	214,474
The Hershey Co. (a)	958	153,941
The J.M. Smucker Co.	836	94,142
The Kraft Heinz Co.	4,735	126,566
The Kroger Co.	3,514	239,760
Tyson Foods, Inc. - Class A	4,344	243,959
		2,176,764

Forest Products & Paper - 0.0%(c)
International Paper Co. (a)	4,758	227,480

Gas - 0.0%(c)
Atmos Energy Corp. (a)	732	113,226
NiSource, Inc.	2,175	85,999
		199,225

Hand & Machine Tools - 0.0%(c)
Snap-on, Inc.	362	116,112
Stanley Black & Decker, Inc. (a)	1,036	67,785
		183,897

Healthcare - Products - 2.6%
Abbott Laboratories	16,086	2,148,768
Agilent Technologies, Inc.	1,462	163,627
Align Technology, Inc. (b)	588	106,393
Baxter International, Inc. (a)	2,247	68,533
Boston Scientific Corp. (b)	18,423	1,939,205
Danaher Corp.	3,890	738,711
Edwards Lifesciences Corp. (b)	3,801	297,314
GE HealthCare Technologies, Inc.	2,582	182,134
Hologic, Inc. (b)	1,239	77,029
IDEXX Laboratories, Inc. (b)	625	320,850
Insulet Corp. (b)	890	289,277
Intuitive Surgical, Inc. (b)	3,874	2,139,765
Medtronic PLC	9,178	761,590
Natera, Inc. (b)	1,987	313,409
ResMed, Inc. (a)	1,035	253,358
Revvity, Inc. (a)	730	66,007
STERIS PLC	624	153,011
Stryker Corp.	2,648	1,013,231
The Cooper Cos, Inc. (b)	1,663	113,550
Thermo Fisher Scientific, Inc.	2,258	909,568
Waters Corp. (b)	339	118,392
West Pharmaceutical Services, Inc.	367	77,382
Zimmer Biomet Holdings, Inc.	1,736	160,007
		12,411,111

Healthcare - Services – 1.1%
Centene Corp. (b)	3,369	190,147
Elevance Health, Inc.	1,483	569,235
HCA Healthcare, Inc.	1,238	472,161
Humana, Inc.	840	195,829
IQVIA Holdings, Inc. (b)	1,213	170,220
Labcorp Holdings, Inc. (a)	798	198,678
Molina Healthcare, Inc. (b)	533	162,586
Quest Diagnostics, Inc.	561	97,244
The Cigna Group	3,032	960,052
UnitedHealth Group, Inc.	7,155	2,160,166
		5,176,318

Home Builders - 0.1%
D.R. Horton, Inc.	1,920	226,675
Lennar Corp. - Class A	1,482	157,211
NVR, Inc. (b)	17	120,971
PulteGroup, Inc.	1,207	118,322
		623,179

Household Products & Wares - 0.2%
Avery Dennison Corp.	436	77,490
Church & Dwight Co., Inc.	1,885	185,314
Kimberly-Clark Corp.	1,993	286,514
The Clorox Co.	2,334	307,808
		857,126

Insurance - 3.2%
Aflac, Inc.	3,053	316,108
American International Group, Inc.	2,799	236,907
Aon PLC - Class A	1,979	736,346
Arch Capital Group Ltd.	3,742	355,640
Arthur J Gallagher & Co.	2,765	960,672
Berkshire Hathaway, Inc. - Class B (b)	7,988	4,025,632
Brown & Brown, Inc.	1,834	207,059
Chubb Ltd.	2,848	846,426
Cincinnati Financial Corp.	1,061	160,020
Everest Group Ltd.	447	155,194
Fidelity National Financial, Inc.	3,361	184,082
Hartford Insurance Group, Inc.	2,157	280,065
Markel Group, Inc. (b)	78	151,452
Marsh & McLennan Co., Inc.	3,620	845,849
MetLife, Inc.	6,728	528,686
Principal Financial Group, Inc. (a)	1,205	93,857
Prudential Financial, Inc.	4,755	493,997
The Allstate Corp.	5,318	1,116,089
The Progressive Corp.	8,062	2,297,106
The Travelers Co., Inc.	2,266	624,736
W.R. Berkley Corp.	2,342	174,924
Willis Towers Watson PLC	1,847	584,668
		15,375,515

Internet - 14.9%
Airbnb, Inc. - Class A (b)	2,844	366,876
Alphabet, Inc. - Class A	61,769	10,608,208
Alphabet, Inc. - Class C	54,363	9,396,645
Amazon.com, Inc. (b)	97,888	20,068,019
Booking Holdings, Inc.	265	1,462,516
CDW Corp.	793	143,025
DoorDash, Inc. - Class A (b)	8,458	1,764,762
eBay, Inc.	2,568	187,901
Expedia Group, Inc. - Class A	967	161,247
Gen Digital, Inc.	3,834	109,192
GoDaddy, Inc. - Class A (b)	874	159,199
Meta Platforms, Inc. - Class A	23,856	15,446,521
Netflix, Inc. (b)	4,551	5,494,104
Palo Alto Networks, Inc. (b)	4,997	961,523
Pinterest, Inc. - Class A (b)	12,602	392,048
Robinhood Markets, Inc. - Class A (b)	18,208	1,204,459
Snap, Inc. - Class A (a)(b)	6,202	51,167
Uber Technologies, Inc. (b)	38,120	3,208,179
VeriSign, Inc.	564	153,673
		71,339,264

Iron & Steel - 0.1%
Nucor Corp.	951	104,001
Reliance, Inc.	283	82,868
Steel Dynamics, Inc.	692	85,165
		272,034

Leisure Time - 0.2%
Carnival Corp. (b)	19,126	444,106
Royal Caribbean Cruises Ltd.	2,824	725,683
		1,169,789

Lodging - 0.2%
Hilton Worldwide Holdings, Inc.	1,809	449,428
Las Vegas Sands Corp.	2,370	97,549
Marriott International, Inc. - Class A	1,501	396,009
		942,986

Machinery - Construction & Mining - 0.8%
Caterpillar, Inc.	2,472	860,330
GE Vernova, Inc.	5,076	2,400,846
Vertiv Holdings Co. - Class A	4,704	507,703
		3,768,879

Machinery - Diversified - 0.4%
Deere & Co.	910	460,697
Dover Corp.	780	138,645
IDEX Corp.	435	78,696
Ingersoll Rand, Inc.	3,228	263,534
Otis Worldwide Corp.	2,472	235,705
Rockwell Automation, Inc.	629	198,481
Westinghouse Air Brake Technologies Corp.	1,451	293,566
Xylem, Inc.	2,394	301,740
		1,971,064

Media - 0.6%
Charter Communications, Inc. - Class A (a)(b)	441	174,755
Comcast Corp. - Class A	21,969	759,468
FactSet Research Systems, Inc. (a)	253	115,940
The Walt Disney Co.	14,511	1,640,324
Warner Bros Discovery, Inc. (b)	10,265	102,342
		2,792,829

Mining - 0.4%
Freeport-McMoRan, Inc.	11,872	456,834
Newmont Corp.	24,261	1,279,040
		1,735,874

Miscellaneous Manufacturers - 0.5%
3M Co.	2,937	435,704
Axon Enterprise, Inc. (b)	1,067	800,634
Carlisle Cos., Inc. (a)	219	83,259
Illinois Tool Works, Inc.	1,589	389,432
Parker-Hannifin Corp.	863	573,636
Teledyne Technologies, Inc. (b)	295	147,164
Textron, Inc.	1,419	105,049
		2,534,878

Office & Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A (b)	242	70,124

Oil & Gas - 1.5%
Chevron Corp.	8,948	1,223,192
ConocoPhillips	7,106	606,497
Coterra Energy, Inc.	2,937	71,398
Devon Energy Corp.	2,752	83,276
Diamondback Energy, Inc.	2,518	338,797
EOG Resources, Inc.	2,669	289,773
EQT Corp.	10,364	571,367
Expand Energy Corp.	693	80,478
Exxon Mobil Corp.	26,316	2,692,127
Hess Corp.	3,566	471,390
Marathon Petroleum Corp.	1,555	249,951
Occidental Petroleum Corp.	3,103	126,540

Phillips 66	2,286	259,415
Texas Pacific Land Corp. (a)	154	171,561
Valero Energy Corp.	1,296	167,145
		7,402,907

Oil & Gas Services - 0.2%
Baker Hughes Co.	9,168	339,675
Halliburton Co.	5,168	101,241
Schlumberger NV	11,625	384,206
		825,122

Packaging & Containers - 0.1%
Ball Corp.	1,574	84,335
Packaging Corp. of America	456	88,085
Smurfit WestRock PLC	9,581	415,145
		587,565

Pharmaceuticals - 5.9%
AbbVie, Inc.	19,402	3,610,906
Becton Dickinson & Co.	3,142	542,278
Bristol-Myers Squibb Co.	11,817	570,525
Cardinal Health, Inc.	2,010	310,425
Cencora, Inc.	1,374	400,164
CVS Health Corp.	7,207	461,536
Dexcom, Inc. (b)	2,799	240,154
Eli Lilly & Co.	15,884	11,717,150
Johnson & Johnson	17,422	2,704,069
McKesson Corp.	1,069	769,156
Merck & Co., Inc.	52,294	4,018,271
Pfizer, Inc.	91,781	2,155,936
Viatris, Inc.	7,070	62,145
Zoetis, Inc.	3,332	561,875
		28,124,590

Pipelines - 0.4%
Cheniere Energy, Inc.	752	178,216
Kinder Morgan, Inc.	9,768	273,895
ONEOK, Inc.	7,594	613,899
Targa Resources Corp.	2,041	322,335
The Williams Co., Inc.	8,016	485,048
		1,873,393

Private Equity - 0.6%
Blackstone, Inc.	10,356	1,436,998
KKR & Co., Inc.	9,802	1,190,551
		2,627,549

Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	2,381	297,673
CoStar Group, Inc. (b)	2,713	199,568
		497,241

Retail - 3.4%
AutoZone, Inc. (b)	104	388,236
Best Buy Co., Inc.	1,160	76,885
Burlington Stores, Inc. (a)(b)	562	128,288
CarMax, Inc. (b)	799	51,503
Carvana Co. - Class A (b)	1,558	509,715
Casey’s General Stores, Inc.	252	110,315
Chipotle Mexican Grill, Inc. (b)	12,982	650,139
Costco Wholesale Corp.	2,973	3,092,455
Darden Restaurants, Inc.	825	176,723
Dollar General Corp.	1,317	128,078
Dollar Tree, Inc. (b)	1,303	117,609
Domino’s Pizza, Inc.	172	81,497
Ferguson Enterprises, Inc.	1,047	190,910
Genuine Parts Co.	798	100,963

Lowe’s Co., Inc.	2,778	627,078
McDonald’s Corp.	4,288	1,345,789
O’Reilly Automotive, Inc. (b)	372	508,710
Ross Stores, Inc.	2,440	341,820
Starbucks Corp.	6,720	564,144
Target Corp.	2,657	249,785
The Home Depot, Inc.	6,266	2,307,705
The TJX Co., Inc.	7,646	970,277
Tractor Supply Co. (a)	2,987	144,571
Ulta Beauty, Inc. (b)	258	121,637
Walmart, Inc.	29,553	2,917,472
Williams-Sonoma, Inc.	638	103,203
Yum! Brands, Inc.	1,685	242,539
		16,248,046

Semiconductors - 18.1%
Advanced Micro Devices, Inc. (b)	23,757	2,630,613
Analog Devices, Inc.	2,168	463,909
Applied Materials, Inc.	4,730	741,427
Broadcom, Inc.	73,232	17,727,270
Entegris, Inc.	1,426	98,023
Intel Corp.	19,897	388,986
KLA Corp.	1,157	875,710
Lam Research Corp.	12,866	1,039,444
Marvell Technology, Inc.	8,720	524,857
Microchip Technology, Inc.	1,990	115,500
Micron Technology, Inc.	24,180	2,284,043
Monolithic Power Systems, Inc.	801	530,182
NVIDIA Corp.	420,098	56,767,843
ON Semiconductor Corp. (b)	2,073	87,107
QUALCOMM, Inc.	10,359	1,504,127
Skyworks Solutions, Inc. (a)	884	61,022
Teradyne, Inc.	1,041	81,823
Texas Instruments, Inc.	4,331	791,923
		86,713,809

Software - 12.1%
Adobe, Inc. (b)	3,491	1,449,079
Akamai Technologies, Inc. (b)	1,119	84,966
ANSYS, Inc. (b)	689	227,935
AppLovin Corp. - Class A (b)	5,964	2,343,852
Atlassian Corp. - Class A (b)	2,773	575,758
Autodesk, Inc. (b)	1,835	543,380
Broadridge Financial Solutions, Inc.	874	212,233
Cadence Design Systems, Inc. (b)	2,627	754,133
Cloudflare, Inc. - Class A (b)	5,639	935,454
Datadog, Inc. - Class A (b)	6,295	742,055
Docusign, Inc. (b)	3,711	328,832
Electronic Arts, Inc.	1,514	217,683
Fair Isaac Corp. (b)	188	324,541
Fidelity National Information Services, Inc.	5,010	398,846
Fiserv, Inc. (b)	4,185	681,276
Guidewire Software, Inc. (b)	1,968	423,159
HubSpot, Inc. (b)	1,410	831,759
Intuit, Inc.	2,466	1,858,057
Jack Henry & Associates, Inc. (a)	521	94,390
Manhattan Associates, Inc. (b)	637	120,253
Microsoft Corp.	59,059	27,188,401
MicroStrategy, Inc. - Class A (b)	962	355,036
MongoDB, Inc. (b)	931	175,801
MSCI, Inc.	618	348,564
Nutanix, Inc. - Class A (b)	4,903	376,011
Oracle Corp.	11,409	1,888,532
Palantir Technologies, Inc. - Class A (b)	38,966	5,134,939
Paychex, Inc.	2,023	319,452
PTC, Inc. (b)	1,015	170,845
ROBLOX Corp. - Class A (b)	6,318	549,540

Roper Technologies, Inc.	905	516,094
Salesforce, Inc.	8,315	2,206,552
ServiceNow, Inc. (b)	2,546	2,574,235
Snowflake, Inc. - Class A (b)	3,506	721,079
SS&C Technologies Holdings, Inc.	1,740	140,609
Synopsys, Inc. (b)	879	407,838
Take-Two Interactive Software, Inc. (b)	825	186,681
Twilio, Inc. - Class A (b)	2,465	290,130
Tyler Technologies, Inc. (b)	351	202,523
Veeva Systems, Inc. - Class A (b)	1,301	363,890
Workday, Inc. - Class A (b)	2,296	568,742
Zoom Communications, Inc. - Class A (b)	2,040	165,750
		57,998,885

Telecommunications - 1.3%
Arista Networks, Inc. (b)	8,844	766,244
AT&T, Inc.	39,878	1,108,609
Cisco Systems, Inc.	20,775	1,309,656
Corning, Inc. (a)	7,009	347,576
Motorola Solutions, Inc.	1,227	509,671
T-Mobile US, Inc.	3,172	768,259
Verizon Communications, Inc.	27,826	1,223,231
		6,033,246

Transportation - 0.5%
CSX Corp.	9,911	313,089
Expeditors International of Washington, Inc. (a)	588	66,285
FedEx Corp.	1,233	268,917
J.B. Hunt Transport Services, Inc.	438	60,816
Norfolk Southern Corp.	1,310	323,727
Old Dominion Freight Line, Inc. (a)	952	152,482
Union Pacific Corp.	3,351	742,783
United Parcel Service, Inc. - Class B	4,332	422,543
		2,350,642

Water - 0.0%(c)
American Water Works Co., Inc.	1,297	185,432
TOTAL COMMON STOCKS (Cost $400,362,131)		468,303,052

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%
Alexandria Real Estate Equities, Inc.	1,909	133,993
American Tower Corp.	2,843	610,250
AvalonBay Communities, Inc.	841	173,894
Crown Castle, Inc.	2,080	208,728
Digital Realty Trust, Inc.	1,792	307,364
Equinix, Inc.	688	611,508
Equity Residential	2,236	156,833
Essex Property Trust, Inc.	393	111,573
Extra Space Storage, Inc.	2,333	352,633
Healthpeak Properties, Inc.	4,152	72,286
Host Hotels & Resorts, Inc. (a)	4,512	69,891
Invitation Homes, Inc.	4,630	156,031
Iron Mountain, Inc.	2,234	220,518
Kimco Realty Corp.	4,221	89,738
Mid-America Apartment Communities, Inc. (a)	690	108,089
Prologis, Inc.	5,460	592,956
Public Storage	869	268,008
Realty Income Corp.	10,407	589,244
SBA Communications Corp. (a)	705	163,482
Simon Property Group, Inc.	2,116	345,056
Sun Communities, Inc.	925	114,182
UDR, Inc.	1,685	69,810
Ventas, Inc.	8,261	531,017
VICI Properties, Inc.	8,186	259,578
W.P. Carey, Inc.	1,212	76,065
Welltower, Inc.	11,095	1,711,737
Weyerhaeuser Co.	3,175	82,264

TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $8,145,406)		8,186,728

CONTINGENT VALUE RIGHTS - 0.0%(c)
Healthcare - Products - 0.0%
ABIOMED, Inc., Expires, Exercise Price $0.00 (b)(d)	455	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.8%	Units
Investments Purchased with Proceeds from Securities Lending - 1.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (e)	7,142,843	7,142,843

Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 4.23% (e)	1,394,651	1,394,651
TOTAL SHORT-TERM INVESTMENTS (Cost $8,537,494)		8,537,494

TOTAL INVESTMENTS - 101.4% (Cost $417,045,031)		485,027,274
Liabilities in Excess of Other Assets - (1.4)%		(6,732,847)
TOTAL NET ASSETS - 100.0%		$478,294,427

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $6,932,105 which represented 1.4% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SoFi Select 500 ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$468,303,052	$—	$—	$468,303,052
Real Estate Investment Trusts - Common	8,186,728	—	—	8,186,728
Contingent Value Rights	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,142,843
Money Market Funds	1,394,651	—	—	1,394,651
Total Investments	$477,884,431	$—	$0	$485,027,274

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

	Contingent Value Rights
Balance as of February 28, 2025	$0	(b)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of May 31, 2025	$0

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at May 31, 2025:	$0

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,142,843 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.
(b)	The Level 3 securities (Contingent Value Rights) are fair valued at $0 due to lack of market activity.